Liquidity and Management Plans (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Management Plans (Details) [Line Items]
Operating loss		$ (1,599,552)	$ (1,779,589)	$ (5,476,129)	$ (5,941,847)	$ (15,328,467)	$ (6,906,492)
Net loss		(1,518,805)	$ (1,444,476)	(5,302,205)	$ (5,545,795)	(14,550,609)	(6,924,965)
Cash and cash equivalents		5,585,835		5,585,835		6,398,164	6,977,114
Working capital		5,100,000		5,100,000		6,000,000	$ 7,100,000
Accumulated deficit		$ 105,500,000		$ 105,500,000		100,200,000
Gross proceeds	$ 4,500,000
Liquidity Management Plans [Member]
Liquidity and Management Plans (Details) [Line Items]
Net loss						$ (14,600,000)